SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

December 31, 2020 (Unaudited)

Principal Amount		Value

U.S. Government Agency Backed Mortgages — 33.31%
Fannie Mae — 15.10%
$ 90,767	Pool #468942, 4.67%, 9/1/26	$104,538
89,953	Pool #AM4271, 4.41%, 9/1/28	105,208
143,348	Pool #AM4668, 3.76%, 11/1/23	151,865
134,211	Pool #AM4724, 3.95%, 11/1/25	149,298
50,000	Pool #AN0360, 3.95%, 12/1/45	59,510
250,000	Pool #AN0959, 2.92%, 5/1/31	281,354
91,965	Pool #AN1381, 2.56%, 8/1/26	99,132
50,000	Pool #AN6149, 3.14%, 7/1/32	57,270
94,991	Pool #AN7354, 3.03%, 11/1/27	105,603
95,133	Pool #AN7868, 3.06%, 12/1/27	106,078
95,089	Pool #AN8300, 3.03%, 2/1/30	106,509
97,220	Pool #AN8422, 3.71%, 4/1/33	114,868
98,660	Pool #AN8458, 2.97%, 2/1/25	106,017
242,790	Pool #AN9483, 3.43%, 6/1/28	276,046
52,269	Pool #BJ0657, 4.00%, 2/1/48	55,750
57,847	Pool #BJ2670, 4.00%, 4/1/48	61,699
74,596	Pool #BJ3178, 4.00%, 11/1/47	82,142
95,143	Pool #BJ3251, 4.00%, 1/1/48	104,739
83,891	Pool #BJ4987, 4.00%, 3/1/48	92,307
52,993	Pool #BJ5158, 4.00%, 4/1/48	56,522
60,100	Pool #BJ9439, 4.00%, 2/1/48	66,070
67,296	Pool #BJ9477, 4.00%, 4/1/48	73,981
115,937	Pool #BK7924, 4.00%, 11/1/48	123,657
97,350	Pool #BL1459, 3.84%, 2/1/29	112,396
246,839	Pool #BL1581, 3.89%, 2/1/29	286,075
300,000	Pool #BL7153, 1.81%, 6/1/35	303,708
274,588	Pool #BO1263, 3.50%, 6/1/49	294,148
345,491	Pool #BP8741, 2.50%, 6/1/50	364,117
366,716	Pool #BQ7523, 2.00%, 11/1/50	381,037
439,566	Pool #BQ7524, 2.50%, 10/1/50	463,286
55,798	Pool #CA1066, 4.00%, 1/1/48	59,954
30,580	Pool #CA1068, 3.50%, 1/1/48	32,407
94,535	Pool #CA2595, 4.50%, 11/1/48	102,389
82,038	Pool #CA2597, 4.00%, 11/1/48	87,501
88,912	Pool #CA2912, 4.00%, 12/1/48	96,741
157,382	Pool #CA3132, 4.00%, 2/1/49	169,388
115,443	Pool #CA3174, 4.00%, 2/1/49	123,839
75,151	Pool #CA3405, 3.50%, 4/1/49	80,980
470,177	Pool #CA3451, 3.50%, 5/1/49	496,251
283,634	Pool #CA3456, 3.50%, 5/1/49	303,706

		6,298,086

Freddie Mac — 16.86%
126,696	Pool #Q59453, 4.00%, 11/1/48	135,130
246,065	Pool #QB5731, 2.00%, 11/1/50	255,684
239,187	Pool #QB5732, 2.50%, 11/1/50	252,107

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$177,766	Pool #RA1713, 3.00%, 11/1/49	$185,926
207,146	Pool #RA1714, 3.00%, 11/1/49	216,656
174,558	Pool #RA1715, 3.00%, 10/1/49	182,571
262,209	Pool #RA2256, 3.00%, 3/1/50	274,745
295,620	Pool #RA2340, 3.00%, 3/1/50	309,754
273,957	Pool #RA2395, 2.50%, 4/1/50	288,756
493,379	Pool #RA2575, 2.50%, 5/1/50	520,029
147,923	Pool #RA2727, 2.00%, 5/1/50	153,705
148,317	Pool #RA2728, 2.50%, 5/1/50	156,329
478,291	Pool #RA2740, 2.50%, 6/1/50	506,855
421,845	Pool #RA3680, 2.50%, 9/1/50	444,631
242,316	Pool #RA3751, 2.00%, 10/1/50	252,120
95,154	Pool #V84044, 4.00%, 1/1/48	102,241
58,904	Pool #V84506, 4.00%, 7/1/48	62,828
81,209	Pool #V84836, 4.00%, 11/1/48	86,615
156,387	Pool #V85041, 4.50%, 1/1/49	169,403
170,660	Pool #V85181, 4.00%, 2/1/49	182,367
152,126	Pool #V85264, 3.50%, 3/1/49	160,528
158,675	Pool #V85351, 4.00%, 3/1/49	171,151
280,448	Pool #V85365, 3.50%, 4/1/49	295,937
269,100	Pool #V85381, 3.50%, 4/1/49	283,961
259,659	Pool #V85445, 3.50%, 4/1/49	273,999
234,121	Series 2018-KF57, Class A, (LIBOR USD 1-Month + 0.540%), 0.69%, 12/25/28(a)	236,642
75,415	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	82,363
87,164	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	96,278
80,587	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	86,941
231,151	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	260,012
349,094	Series Q014, Class A1, 1.56%, 1/25/36	351,745

		7,038,009

Ginnie Mae — 1.35%
243,292	Pool #AC3667, 1.66%, 8/15/26	241,800
82,141	Pool #BB3740, 4.00%, 11/15/47	89,015
85,443	Pool #BE3008, 4.00%, 4/20/48	92,716
61,433	Series 2018-2, Class AD, 2.40%, 3/16/59	64,228
76,826	Series 2018-26, Class AD, 2.50%, 3/16/52	80,166

		567,925

Total U.S. Government Agency Backed Mortgages		13,904,020

(Cost $13,348,448)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Corporate Bonds — 29.14%
Communications — 1.29%
$250,000	Verizon Communications, Inc., 3.88%, 2/8/29	$294,143
175,000	Vodafone Group Plc, 5.25%, 5/30/48	242,972

		537,115

Consumer, Non-cyclical — 18.70%
250,000	Abbott Laboratories, 1.15%, 1/30/28	253,437
300,000	AbbVie, Inc., 3.60%, 5/14/25	334,533
250,000	Advocate Health Corp., 0.00%, 1/14/21(c)	249,989
100,000	Amgen, Inc., 3.15%, 2/21/40	109,078
275,000	Amgen, Inc., 3.20%, 11/2/27	309,606
350,000	Becton Dickinson and Co., 3.36%, 6/6/24	379,660
150,000	Becton Dickinson and Co., 4.69%, 12/15/44	193,694
200,000	Biogen, Inc., 2.25%, 5/1/30	208,095
200,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26	225,038
50,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	67,452
200,000	Children’s Hospital Medical Center, 2.82%, 11/15/50	204,434
75,000	Danaher Corp., 2.60%, 10/1/50	77,468
100,000	DH Europe Finance II Sarl, 3.25%, 11/15/39	113,787
100,000	Doris Duke Charitable Foundation (The), Series 2020, 2.35%, 7/1/50	96,590
150,000	EMD Finance LLC, 2.95%, 3/19/22(d)	153,885
350,000	EMD Finance LLC, 3.25%, 3/19/25(d)	383,225
210,000	Gilead Sciences, Inc., 1.20%, 10/1/27	211,527
150,000	Gilead Sciences, Inc., 5.65%, 12/1/41	216,924
400,000	John D and Catherine T MacArthur Foundation, 1.30%, 12/1/30	395,247
150,000	Kaiser Foundation Hospitals, 3.15%, 5/1/27	169,130
300,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	345,887
78,000	Medtronic, Inc., 3.50%, 3/15/25	87,417
250,000	Medtronic, Inc., 4.38%, 3/15/35	336,497
150,000	Partners Healthcare System, Inc., Series 2020, 3.19%, 7/1/49	166,391
75,000	Pfizer, Inc., 2.63%, 4/1/30	83,174
500,000	Providence Health & Services Obligated Group, (N/A + 0.000%), Series 12-E, 0.19%, 10/1/42(b)	500,000
250,000	Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/1/26	272,699
300,000	Rockefeller Foundation (The), Series 2020, 2.49%, 10/1/50	307,802
400,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	447,329
200,000	Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30	204,302
300,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29	328,474
100,000	Trinity Health Corp., 4.13%, 12/1/45	122,025
250,000	WK Kellogg Foundation Trust, 2.44%, 10/1/50(d)	252,162

		7,806,958

Financial — 4.82%
350,000	Andrew W Mellon Foundation (The), Series 2020, 0.95%, 8/1/27	348,002

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$250,000	BlueHub Loan Fund, Inc., Series 2020, 2.89%, 1/1/27	$264,916
400,000	Bridge Housing Corp., 3.25%, 7/15/30	408,221
250,000	Century Housing Corp., Series 2019, 4.00%, 11/1/21	256,500
250,000	Community Preservation Corp. (The), Series 2020, 2.87%, 2/1/30	270,972
200,000	Low Income Investment Fund, Series 2019, 3.39%, 7/1/26	219,528
245,000	Self-Help Federal Credit Union, 0.40%, 12/17/21(c)	244,940

		2,013,079

Industrial — 0.91%
350,000	Agilent Technologies, Inc., 2.75%, 9/15/29	382,289

Utilities — 3.42%
250,000	Avangrid, Inc., 3.15%, 12/1/24	272,528
100,000	Avangrid, Inc., 3.80%, 6/1/29	115,144
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	168,498
300,000	MidAmerican Energy Co., 3.65%, 4/15/29	356,686
450,000	NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	513,143

		1,425,999

Total Corporate Bonds		12,165,440

(Cost $11,375,334)

Municipal Bonds — 28.05%
Alabama — 0.39%
150,000	Water Works Board of the City of Birmingham (The) Revenue, 2.60%, 1/1/27	165,151

Arizona — 0.61%
250,000	City of Tucson AZ Water System Revenue Revenue, 1.88%, 7/1/30	254,515

Arkansas — 0.24%
100,000	City of Russellville AR Water & Sewer Revenue Series W, 1.23%, 7/1/26	100,110

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

California — 8.02%
$250,000	California Health Fac. Financing Authority Revenue, 1.68%, 6/1/28	$253,445
150,000	California Health Facilities. Financing Authority Revenue, 2.02%, 6/1/24	156,645
135,000	City & County of San Francisco Housing GO, Series A, 2.82%, 6/15/24	144,731
100,000	City & County of San Francisco Housing GO, Series H, 1.95%, 6/15/27	104,866
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	109,749
300,000	City of Modesto CA Wastewater Revenue, Series A Revenue, Series A, 0.99%, 11/1/25	301,365
350,000	City of San Buenaventura Revenue, 1.17%, 1/1/26	353,594
300,000	City of Santa Rosa CA Wastewater Revenue, Series B Revenue, Series B, 2.32%, 9/1/33	311,556
100,000	City of Sunnyvale Wastewater Revenue, Series A, 3.20%, 4/1/26	112,147
150,000	Escondido Joint Powers Financing Authority Revenue, Series B, 2.44%, 9/1/25	160,071
150,000	Kern Community College District GO, 2.54%, 11/1/26	162,439
200,000	Rosemead School District GO, Series A, 2.17%, 8/1/25	212,336
125,000	San Diego County Water Authority, Series A Revenue, Series A, 1.17%, 5/1/27	126,728
100,000	San Francisco City & County Public Utilities Commission Wastewater Revenue, 5.40%, 10/1/28	128,880
600,000	Sonoma-Marin Area Rail Transit District, Series A Revenue, Series A, 2.02%, 3/1/28	610,170
100,000	State of California Department of Water Resources Revenue, 0.92%, 12/1/26	100,032

		3,348,754

Colorado — 0.83%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	54,535
275,000	Parker Water & Sanitation District GO, 2.10%, 8/1/29	290,227

		344,762

Connecticut — 0.39%
150,000	South Central Connecticut Regional Water Authority Revenue, Series S, 2.86%, 8/1/30, Callable 8/1/29 @ 100	161,451

Georgia — 0.38%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	77,121
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	79,837

		156,958

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Hawaii — 0.99%
$150,000	City & County Honolulu Wastewater System Revenue, Series A, 2.00%, 7/1/22	$153,081
250,000	Honolulu City & County Board of Water Supply Revenue, Series B, 1.98%, 7/1/27	260,963

		414,044

Iowa — 0.26%
100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	110,088

Kentucky — 0.89%
370,000	Louisville and Jefferson County Metropolitan Sewer District, Series C Revenue, Series C, 0.72%, 5/15/24	369,752

Maryland — 0.55%
225,000	City of Baltimore, Series B Revenue, Series B, 1.58%, 7/1/28	231,129

Massachusetts — 0.63%
250,000	Massachusetts Water Resources Authority Revenue, Series F, 1.86%, 8/1/24	262,602

Michigan — 1.64%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	102,833
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	175,525
175,000	Michigan Finance Authority Revenue, 0.65%, 10/1/24	175,525
225,000	State of Michigan, Series B GO, Series B, 1.54%, 5/15/30	230,751

		684,634

Missouri — 0.25%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Direct Deposit)	102,889

Nebraska — 0.85%
100,000	City of Omaha NE Sewer Revenue, Series B Revenue, Series B, 1.04%, 4/1/26	101,405
250,000	Papio-Missouri River Natural Resource District Special Tax, 2.20%, 12/15/25, Callable 6/15/24 @ 100	252,250

		353,655

Nevada — 0.62%
250,000	City of Henderson, Series A GO, Series A, 2.23%, 6/1/28	259,070

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

New Jersey — 0.62%
$150,000	Mercer County Improvement Authority Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	$154,384
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	104,193

		258,577

Ohio — 0.61%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	152,298
100,000	County of Franklin Revenue, 2.88%, 11/1/50, Callable 5/1/50 @ 100	101,936

		254,234

Oregon — 2.68%
350,000	City of Portland, Series B GO, Series B, 1.51%, 6/15/28	360,465
300,000	City of Tigard OR Water Revenue Revenue, 2.00%, 8/1/28, (Credit Support: (BAM))	310,134
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	95,108
345,000	State of Oregon, Series F GO, Series F, 1.32%, 6/1/27	354,684

		1,120,391

Pennsylvania — 0.77%
185,000	City of Philadelphia Water & Wastewater Revenue, Series A, 3.55%, 10/1/28	208,462
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	111,186

		319,648

Rhode Island — 0.78%
150,000	Rhode Island Infrastructure Bank Revenue, Series R, 2.70%, 10/1/28	165,930
150,000	State of Rhode Island GO, Series B, 3.00%, 5/1/23	159,001

		324,931

Texas — 2.82%
250,000	City of Houston TX Combined Utility System Revenue, Series C, 2.05%, 11/15/26	265,403
400,000	City of Lubbock TX Water & Wastewater System, Series C Revenue, Series C, 1.39%, 2/15/27	402,888
350,000	Dallas Area Rapid Transit Revenue, 1.15%, 12/1/26	352,828
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	156,790

		1,177,909

Utah — 0.36%
150,000	Central Utah Water Conservancy District, Series E Revenue, Series E, 0.72%, 10/1/25	149,964

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

Vermont — 0.26%
$100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	$110,847

Virginia — 0.85%
200,000	County of Henrico VA Water & Sewer Revenue Series B, 0.52%, 5/1/24	200,214
150,000	Loudoun County Economic Development Authority Revenue, Series B, 2.05%, 12/1/22	154,350

		354,564

Washington — 0.76%
300,000	Grant County Public Utility District No 2 Revenue, 1.90%, 1/1/27	317,751

Total Municipal Bonds		11,708,380

(Cost $11,284,361)

U.S. Government Agency Obligations — 4.44%
Small Business Administration — 4.44%
58,227	(Prime Index - 2.500%), 0.75%, 2/25/28(a)	58,632
106,302	(Prime Index - 2.500%), 0.75%, 4/25/44(a)	107,400
83,744	(Prime Index - 0.675%), 2.58%, 9/25/43(a)	88,901
224,462	(Prime Index - 0.675%), 2.58%, 11/25/45(a)	242,063
136,699	(Prime Index + 0.325%), 3.58%, 9/25/44(a)	151,609
71,675	(Prime Index + 0.604%), 3.85%, 3/25/43(a)	78,687
52,915	(Prime Index + 0.700%), 3.95%, 2/25/28(a)	55,880
60,414	(Prime Index + 1.005%), 4.26%, 11/25/28(a)	64,357
98,495	(Prime Index + 1.220%), 4.47%, 6/25/29(a)	107,953
171,463	(Prime Index + 1.575%), 4.83%, 7/25/30(a)	193,598
85,000	4.83%, 9/25/30(a),(c)	95,307
40,970	5.58%, 9/23/25(a),(c)	45,119
145,000	5.58%, 10/1/30(a)	165,814
184,128	7.08%, 7/25/30(c)	210,981
71,209	8.38%, 11/1/25(c)	76,581
92,236	9.08%, 9/25/29(c)	109,280

		1,852,162

Total U.S. Government Agency Obligations		1,852,162

(Cost $1,858,825)

Asset Backed Securities — 2.17%
300,000	Tesla Auto Lease Trust, Series 2018-B, Class B, 4.12%, 10/20/21(d)	304,766
400,000	Tesla Auto Lease Trust, Series 2019-A, Class C, 2.68%, 1/20/23(d)	411,074

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Principal Amount		Value

$190,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(d)	$191,032

Total Asset Backed Securities		906,872
(Cost $901,072)

Shares
Investment Company — 2.12%
884,752	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	884,752

Total Investment Company		884,752

(Cost $884,752)

Total Investments		$41,421,626
(Cost $39,652,792) — 99.23%

Other assets in excess of liabilities — 0.77%		321,221

NET ASSETS — 100.00%		$41,742,847

(a)	Floating rate note. Rate shown is as of report date.
(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(d)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(e)	Affiliated investment.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

December 31, 2020 (Unaudited)

Financial futures contracts as of December 31, 2020:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
30 Year U.S. Treasury Bond	16	March 2021	$(16,049)	USD	$2,771,000	Barclays Capital Group
30 Year U.S. Ultra Treasury Bond	12	March 2021	(20,530)	USD	2,562,750	Barclays Capital Group
Two Year U.S. Treasury Note	20	March 2021	4,161	USD	4,419,531	Barclays Capital Group

Total			$(32,418)

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
10 Year U.S. Ultra Treasury Bond	29	March 2021	$ 2,397	USD	$4,534,422	Barclays Capital Group
Five Year U.S. Treasury Note	26	March 2021	(7,998)	USD	3,280,266	Barclays Capital Group

Total			$(5,601)

Abbreviations used are defined below: GO - General Obligations
LIBOR - London Interbank Offered Rate
USD - United States Dollar